Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
Note 6. Debt
Tenant Improvement Loan
Under the terms of one of the Company’s operating lease agreements (Note 7), the landlord provided to the Company a loan of $1.6 million to be used in financing leasehold improvements for the property leased. The loan was drawn by the Company in six separate installments, of which two installments were drawn in December 2018, for a total of $0.5 million, and the remaining installments were drawn in January, April and October 2019 for a total of $1.1 million. Each loan installment is repayable in equal monthly payments over a period of six years, commencing in February 2019 and ending in October 2025. In the event of early lease termination by the Company, the loan is repayable within 30 days of the termination. Outstanding balances accrue interest at a rate of 8% per annum. The average effective interest rate for the loan is 8.1%. Maturities on the tenant improvement loan were as follows (in thousands):

As of June 30, 2021	Amount
2021 (remaining six months)	$125
2022	265
2023	287
2024	310
2025	84

Total payable amount	1,071
Less: current portion of tenant improvement loan	(254)

Noncurrent portion of tenant improvement loan, net	$817

Uber CPN
On January 11, 2021, in the course of acquisition of Uber Elevate, the Company issued CPN to Uber in exchange for gross proceeds of $75.0 million, which is the note’s face amount. Uber CPN bears interest at simple interest rate of 5% per annum and matures in two years after its issuance. Refer to Note 4 for further discussion.

Note 5. Debt
Convertible Notes
2018 Convertible Notes
In December 2018, the Company issued 2018 convertible notes resulting in gross proceeds of $77.1 million. Simple interest on the unpaid principal balance of the 2018 convertible notes accrued from the issuance date at a rate of 6.0% per year and was payable at maturity. Unless converted or redeemed upon the occurrence of certain events, the 2018 convertible notes were to mature on June 30, 2020.
Upon the next sale (or series of related sales) by the Company of its equity securities involving redeemable convertible preferred stock, which would follow the issuance of the convertible notes, and from which the Company receives gross cash proceeds of not less than $200 million (the “Next Equity Financing”) or upon an IPO, the note holders of the 2018 convertible notes had the right to convert outstanding principal balance and accrued but unpaid interest into shares of the redeemable convertible preferred stock or common stock issued in such Next Equity Financing or IPO, respectively, at a conversion price equal to 80% of the issuance price per share of the redeemable convertible preferred stock or common stock issued in such Next Equity Financing or IPO. Upon occurrence of a Corporate Transaction, the note holders of the 2018 convertible notes had the right to convert outstanding principal balance and accrued but unpaid interest into the Company’s common shares at a conversion price equal to 80% of the price per share payable in exchange for each vested share of the Company’s common stock. Upon occurrence of an IPO or a Corporate Transaction, in lieu of the conversion of the convertible notes, the note holders also had an option to elect repayment of the 2018 convertible notes’ outstanding principal balance and accrued but unpaid interest with a premium of 50% of the outstanding principal balance and accrued but unpaid interest.
The 2018 convertible notes included embedded derivative instruments that are required to be bifurcated and accounted for separately as a single derivative instrument. As of the issuance date, the estimated fair value of the 2018 derivative instrument was $26.9 million, which was accounted for as a debt discount. The discount on the 2018 convertible notes and the related issuance costs were amortized over the contractual term of 1.52 years, using the effective interest rate method. The 2018 convertible notes had an annual effective interest rate of 40.5% per year. The 2018 convertible notes interest expense for the year ended December 31, 2019 was $19.9 million, consisting of $4.5 million of contractual interest expense and $15.4 million amortization of debt discount arising from separation of embedded derivative liability and debt issuance costs.
2019 Convertible Notes
In January 2019, the Company issued 2019 convertible notes resulting in gross proceeds of $11.2 million. Simple interest on the unpaid principal balance of the 2019 convertible notes accrued from the issuance date at a rate of 6.0% per year and was payable at maturity. Unless converted or redeemed upon the occurrence of certain events, the 2019 convertible notes were to mature on June 30, 2020.
Upon a Next Equity Financing or an IPO, the note holders of the 2019 convertible notes had the right to convert outstanding principal balance and accrued but unpaid interest into shares of the redeemable convertible preferred stock or common stock issued in such Next Equity Financing or IPO, respectively, at a conversion price equal to 80% of the issuance price per share of the redeemable convertible preferred stock or common stock issued in such Next Equity Financing or IPO. Upon Corporate Transaction, the note holders of the 2019 convertible notes had the right to convert outstanding principal balance and accrued but unpaid interest into the Company’s common shares at a conversion price equal to 80% of the price per share payable in exchange for each vested share of the Company’s common stock. Upon occurrence of an IPO or a Corporate Transaction, in lieu of the conversion of the convertible notes, the note holders also had an option to elect repayment of the 2019 convertible notes’ outstanding principal balance and accrued but unpaid interest with a premium of 50% of the outstanding principal balance and accrued but unpaid interest.
The 2019 convertible notes included embedded derivative instruments that are required to be bifurcated and accounted for separately as a single derivative instrument. As of the issuance date, the estimated fair value of the 2019 derivative instrument was $4.1 million, which was accounted for as a debt discount. The discount on the 2019 convertible notes and the related issuance costs were amortized over the contractual period of 1.42 years, using the effective interest rate method. The 2019 convertible notes had an annual effective interest rate of 46.6% per year. The 2019 convertible notes interest expense for the year ended December 31, 2019 was $2.9 million, consisting of $0.6 million of contractual interest expense and $2.3 million amortization of debt discount arising from separation of embedded derivative liability and debt issuance costs.
On December 23, 2019, the Company raised $454.5 million in funding through the issuance of 23,466,387 shares of Series C redeemable convertible preferred stock, at an issuance price of $19.37 per share. Additionally, upon conversion of the convertible notes, 6,033,935 shares of Series C redeemable convertible preferred stock were issued to the holders of the 2018 and 2019 convertible notes at the respective conversion ratios. The conversion of the 2018 and 2019 convertible notes was accounted for as a debt extinguishment. At the date of the extinguishment the carrying amounts of the 2018 and 2019 convertible notes were $70.5 million and $9.9 million, respectively, and the total amounts of outstanding principal and accrued but unpaid interest were $81.7 million and $11.8 million, respectively. The fair value of the 2018 and 2019 derivative instruments was $31.5 million and $4.5 million upon the convertible notes’ extinguishment. As a result, the Company recognized a loss on extinguishment of convertible notes in the amount of $0.4 million at the date of the conversion of the notes.
Tenant Improvement Loan
Under the terms of one of the Company’s operating lease agreements (Note 6), the landlord provided to the Company a loan of $1.6 million to be used in financing leasehold improvements for the property leased. The loan was drawn by the Company in six separate installments, of which two installments were drawn in December 2018, for a total of $0.5 million, and the remaining installments were drawn in January, April and October 2019 for a total of $1.1 million. Each loan installment is repayable in equal monthly payments over a period of six years, commencing in February 2019 and ending in October 2025. In the event of early lease termination by the Company, the loan is repayable within 30 days of the termination. Outstanding balances accrue interest at a rate of 8% per annum. The average effective interest rate for the loan is 8.1%. Maturities on the tenant improvement loan were as follows (in thousands):

Years ending December 31,	Amount
2021	$244
2022	265
2023	287
2024	310
2025 and thereafter	84

Total payable amount	1,190
Less: current portion of tenant improvement loan	(244)

Noncurrent portion of tenant improvement loan, net	$946